Business Segment Information	12 Months Ended
Dec. 31, 2019
Business Segment Information
Business Segment Information

Note 6. Business Segment Information

The Group is primarily in the merchant banking business, which includes its iron ore royalty, financial services and other resource interests and other proprietary investments. In addition, the Group owns other merchant banking assets and seeks to invest in businesses or assets whose intrinsic value is not properly reflected. The Group's investing activities are generally not passive. The Group actively seeks investments where its financial expertise and management can add or unlock value.

In 2019, the Group revised its reporting structure, which resulted in three separate and independently managed operating subgroups underneath its corporate umbrella. In reporting to management, the Group’s operating results are currently categorized into the following operating segments: Iron Ore Royalty, Industrial Equity, Merkanti Holding, and All Other segments  which include corporate activities. Corresponding information for the comparative years have been restated to conform with the current year's presentation.

Basis of Presentation

In reporting segments, certain of the Group’s business lines have been aggregated where they have similar economic characteristics and are similar in each of the following areas: (a) the nature of the products and services; (b) the methods of distribution; and (c) the types or classes of customers/clients for the products and services.

The Group’s Iron Ore Royalty segment includes an interest in the Scully iron ore mine in Wabush, Newfoundland & Labrador, Canada. The Group's Industrial Equity segment includes multiple projects in resources and services around the globe. It seeks opportunities to benefit from long-term industrial and services assets, including natural gas, with a focus on East Asia. The Group’s Merkanti Holding segment has a subsidiary with its bonds listed on the Malta Stock Exchange and comprises regulated specialty trade finance and regulated merchant banking businesses with a focus on Europe and South America. In addition, Merkanti Holding plc owns two industrial real estate parks.

The All Other segment includes the Group’s corporate and operating segments whose quantitative amounts do not exceed 10% of any of the Group’s: (a) reported revenue; (b) net income; or (c) total assets.

The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies in Note 2B. The chief operating decision maker evaluates performance on the basis of income or loss from operations before income taxes and does not consider acquisition accounting adjustments in assessing the performance of the Group’s reporting segments. The segment information presented below is prepared according to the following methodologies: (a) revenue and expenses directly associated with each segment are included in determining pre-tax earnings; (b) intersegment sales and transfers are accounted for as if the sales or transfers were to third parties at current market prices; (c) certain selling, general and administrative expenses paid by corporate, particularly incentive compensation and share-based compensation, are not allocated to reporting segments; (d) all intercompany investments, receivables and payables are eliminated in the determination of each segment’s assets and liabilities; (e) deferred income tax assets and liabilities are not allocated; and (f) gains or losses on dispositions of subsidiaries, write-offs of intercompany accounts, reclassification of realized cumulative translation adjustments from equity to profit or loss on disposals of subsidiaries, changes in intercompany account balances and cash used (received) in acquisition (disposition) of a subsidiary are allocated to corporate and included within the Group's All Other segment.

Segment Operating Results

	Year ended December 31, 2019
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Revenue from external customers	$5,496	$100,184	$7,565	$22	$113,267
Intersegment sale	—	6	3,455	948	4,409
Interest expense	—	323	601	26	950
Income (loss) before income taxes	4,419	(15,840)	4,800	(10,163)	(16,784)

	Year ended December 31, 2018 (Restated)
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Revenue from external customers	$1,732	$131,614	$6,405	$—	$139,751
Intersegment sale	—	25	3,546	2,760	6,331
Interest expense	—	1,770	12	—	1,782
Income (loss) before income taxes	185,780	(25,469)	1,199	6,319	167,829

	Year ended December 31, 2017 (Restated)
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Revenue from external customers	$8,868	$259,682	$5,484	$1	$274,035
Intersegment sale	—	361	5,244	1,843	7,448
Interest expense	—	4,098	833	—	4,931
Income (loss) before income taxes	7,435	(39,936)	2,647	(8,553)	(38,407)

	As at December 31, 2019
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Segment assets	$222,385	$162,772	$117,790	$402	$503,349

	As at December 31, 2018 (Restated)
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Segment assets	$224,043	$195,642	$86,369	$859	$506,913

	As at December 31, 2019
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Segment liabilities	$53,489	$37,482	$45,808	$4,556	$141,335

	As at December 31, 2018 (Restated)
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Segment liabilities	$55,369	$48,784	$7,168	$1,186	$112,507

	Year ended December 31, 2019
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Cash (used in) provided by operating activities	$(98)	$1,678	$(2,685)	$(8,702)	$(9,807)
Cash used in investing activities	—	(7,262)	(1,174)	(1,766)	(10,202)
Cash (used in) provided by financing activities	—	(532)	35,133	191	34,792
Exchange rate effect on cash and cash equivalents	—	(2,710)	(1,771)	212	(4,269)
Change in cash and cash equivalents	$(98)	$(8,826)	$29,503	$(10,065)	$10,514

	Year ended December 31, 2018
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Cash provided by (used in) operating activities	$300	$(3,345)	$3,844	$(7,990)	$(7,191)
Cash provided by (used in) investing activities	—	46	(286)	(1,041)	(1,281)
Cash (used in) provided by financing activities	—	(858)	1	—	(857)
Exchange rate effect on cash and cash equivalents	—	1,672	577	(30)	2,219
Change in cash and cash equivalents	$300	$(2,485)	$4,136	$(9,061)	$(7,110)

	Year ended December 31, 2017
	Iron Ore	Industrial	Merkanti
	Royalty	Equity	Holding	All Other	Total
Cash provided by (used in) operating activities	$5,611	$(26,936)	$1,749	$16,379	$(3,197)
Cash provided by (used in) investing activities	—	5,375	(440)	(8,429)	(3,494)
Cash used in financing activities	—	(42,677)	—	(43)	(42,720)
Exchange rate effect on cash and cash equivalents	—	(11,140)	738	14,007	3,605
Change in cash and cash equivalents	$5,611	$(75,378)	$2,047	$21,914	$(45,806)

Geographic Information

Due to the highly integrated nature of international products and services, merchant banking activities and markets, and a significant portion of the Group’s activities requiring cross-border coordination in order to serve the Group’s customers and clients, the methodology for allocating the Group’s profitability to geographic regions is dependent on estimates and management judgment.

Geographic results are generally determined as follows:

Segment	Basis for attributing revenue
Iron Ore Royalty	Locations of operations
Industrial Equity	Locations of external customers or the reporting units, whichever is appropriate
Merkanti Holding	Locations of external customers or the reporting units, whichever is appropriate
All Other	Locations of the reporting units

Due to the nature of cross-border business, the Group presents its geographic information by geographic regions, instead of by countries. The following table presents revenue from external customers by geographic region of such customers, locations of operations or the reporting units, whichever is appropriate:

Years ended December 31:	2019	2018	2017
Canada	$13,730	$13,035	$19,595
Africa	4,114	4,254	4,283
Americas	5,880	1,786	22,446
Asia	1,909	1,549	14,894
Europe	87,634	119,127	212,817
	$113,267	$139,751	$274,035

Except for the geographic concentrations as indicated in the above table and a customer in the Industrial Equity segment located in Slovakia representing approximately 13% and 16%, respectively, of the Group’s revenue for the years ended December 31, 2019 and 2018, there were no other revenue concentrations during the years  ended December 31, 2019, 2018 and 2017.

The following table presents non-current assets other than financial instruments, deferred income tax assets and other non-current assets by geographic area based upon the location of the assets.

As at December 31:	2019	2018
Africa	$29,930	$33,258
Canada	293,974	297,537
Asia	24	20
Europe	52,800	52,914
	$376,728	$383,729